Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding loss and fair value of held-to-maturity securities at December 31, 2024 are as follows:

	Held-To-Maturity	Level	Amortized Cost	Gross Holding Loss	Fair Value
December 31, 2025	U.S. Treasury Securities	1	$—	$—	$—
December 31, 2024	U.S. Treasury Securities (Mature on 4/10/2025)	1	$233,429,894	$107,198	$233,537,092

Schedule of Equity that are Measured at Fair Value Hierarchy of the Valuation Inputs

The following table presents information about the Company’s equity that are measured at fair value on October 9, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Level	October 9, 2024
Equity:
Fair value of Public Warrants for the Class A ordinary shares subject to possible redemption allocation	3	$805,000

Schedule of Market Assumptions used in the Valuation	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:
October 9, 2024
Share price	$9.95
Exercise price	$11.50
Term (years)	7.00
Risk-free rate	3.97%
Volatility	4.90%